Shareholder Fees {- Strategic Advisers® Emerging Markets Fund}	Apr. 29, 2022 USD ($)
02.28 Strategic Advisers Emerging Markets Fund PRO-15 | Strategic Advisers® Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none